Securities sold under repurchase agreements and interbank and institutional market funds (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Interbank market funds	R$ 294,587	R$ 177,145
Allowance account for credit losses of financial assets	1,032	34,942
Current [member]
IfrsStatementLineItems [Line Items]
Interbank market funds	137,428	98,106
Non current [member]
IfrsStatementLineItems [Line Items]
Interbank market funds	157,159	79,039
Financial credit bills [Member]
IfrsStatementLineItems [Line Items]
Interbank market funds	66,605	24,059
Financial credit bills [Member] | Current [member]
IfrsStatementLineItems [Line Items]
Interbank market funds	3,842	20,310
Financial credit bills [Member] | Non current [member]
IfrsStatementLineItems [Line Items]
Interbank market funds	R$ 62,763	3,749
Financial credit bills [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of interest on interbank market debt	4.29%
Financial credit bills [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of interest on interbank market debt	16.96%
Real Estate Credit Bills [Member]
IfrsStatementLineItems [Line Items]
Interbank market funds	R$ 28,117	10,663
Real Estate Credit Bills [Member] | Current [member]
IfrsStatementLineItems [Line Items]
Interbank market funds	24,274	3,628
Real Estate Credit Bills [Member] | Non current [member]
IfrsStatementLineItems [Line Items]
Interbank market funds	R$ 3,843	7,035
Real Estate Credit Bills [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of interest on interbank market debt	4.44%
Real Estate Credit Bills [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of interest on interbank market debt	15.28%
Rural Credit Bills [Member]
IfrsStatementLineItems [Line Items]
Interbank market funds	R$ 36,283	13,701
Rural Credit Bills [Member] | Current [member]
IfrsStatementLineItems [Line Items]
Interbank market funds	26,547	4,342
Rural Credit Bills [Member] | Non current [member]
IfrsStatementLineItems [Line Items]
Interbank market funds	R$ 9,736	9,359
Rural Credit Bills [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of interest on interbank market debt	4.22%
Rural Credit Bills [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of interest on interbank market debt	13.72%
Guaranteed real state notes [member]
IfrsStatementLineItems [Line Items]
Interbank market funds	R$ 50,575	30,998
Guaranteed real state notes [member] | Current [member]
IfrsStatementLineItems [Line Items]
Interbank market funds	4,908	1,623
Guaranteed real state notes [member] | Non current [member]
IfrsStatementLineItems [Line Items]
Interbank market funds	R$ 45,667	29,375
Guaranteed real state notes [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of interest on interbank market debt	4.85%
Guaranteed real state notes [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of interest on interbank market debt	100.00%
Credit Facilities Available For Financing Of Imports And Exports [Member]
IfrsStatementLineItems [Line Items]
Interbank market funds	R$ 101,152	86,948
Credit Facilities Available For Financing Of Imports And Exports [Member] | Current [member]
IfrsStatementLineItems [Line Items]
Interbank market funds	74,304	64,274
Credit Facilities Available For Financing Of Imports And Exports [Member] | Non current [member]
IfrsStatementLineItems [Line Items]
Interbank market funds	R$ 26,848	22,674
Credit Facilities Available For Financing Of Imports And Exports [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of interest on interbank market debt	0.00%
Credit Facilities Available For Financing Of Imports And Exports [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of interest on interbank market debt	16.33%
Onlending Domestic [Member]
IfrsStatementLineItems [Line Items]
Interbank market funds	R$ 11,855	10,776
Onlending Domestic [Member] | Current [member]
IfrsStatementLineItems [Line Items]
Interbank market funds	3,553	3,929
Onlending Domestic [Member] | Non current [member]
IfrsStatementLineItems [Line Items]
Interbank market funds	R$ 8,302	R$ 6,847
Onlending Domestic [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of interest on interbank market debt	0.00%
Onlending Domestic [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of interest on interbank market debt	18.00%